U.S.  Government Securities  Fund               [Fortis
Logo]
A portfolio of Fortis Income Portfolios, Inc.
July 1, 2000

Supplement  to  Fortis  Bond  Funds  Prospectus   Dated
December 1, 1999

-    The  following  replaces the information  provided
     under    the    heading   "Principal    investment
     strategies" on page 1.

U.S.  Government Securities Fund pursues its  objective
by   investing  primarily  in  securities   issued   or
guaranteed  by the U.S. Government or its  agencies  or
instrumentalities.  The  Fund  invests  both  in   U.S.
Treasury  obligations  and  in  obligations   of   U.S.
Government agencies and instrumentalities. The Fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies.

The Fund also may invest in asset-backed and commercial mortgage-backed securities issued by private entities.
Asset-backed securities are backed by a pool of assets derived from payments made on credit card, automobile and home equity loans, while commercial mortgage-backed securities are backed by a pool of mortgage payments made on commercial property.

It is anticipated that the duration of the Fund will be between three and seven years.

The decision to purchase a particular security is based upon many factors, the most important of which are the characteristics of the security (interest rate, term, call provisions, etc.), the financial stability and managerial strength of the issuer of the security and diversification in the Fund.

- The following replaces "Risks of mortgage-related securities" under the heading "Principal risks" on page 1.

  -      Risks   of  mortgage-backed  and  asset-backed
  securities.    Because   the    Fund    may    invest
  significantly    in   mortgage-   and    asset-backed
  securities,  it  is  subject to prepayment  risk  and
  extension  risk.  Similar to  call  risk,  prepayment
  risk  is  the risk that falling interest rates  could
  cause   faster  than  expected  prepayments  of   the
  mortgages  and loans underlying the Fund's  mortgage-
  and  asset-backed securities. These prepayments  pass
  through  to the Fund, which must reinvest them  at  a
  time  when interest rates on new mortgage and  asset-
  backed  investments are falling, reducing the  Fund's
  income.  Extension  risk  is  the  risk  that  rising
  interest   rates  could  cause  mortgage   and   loan
  prepayments   to  slow,  which  could  lengthen   the
  duration of the Fund's mortgage- and asset-backed securities thereby increasing their interest rate sensitivity.

- The   following  replaces  the  information  provided
  under the heading "U.S. Government Securities Fund" on page 20.

U.S. Government Securities Fund invests primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund invests in U.S. Treasury obligations and in obligations of U.S.
Government agencies and instrumentalities. The Fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies.
The Fund's investments in U.S. Treasury obligations may include U.S. Treasury inflation-protection securities.
The principal amount of inflation-protection securities is adjusted for inflation, and interest payments are equal to a fixed percentage of this adjusted principal amount.

The  Fund's  investments in mortgage-backed  securities
include  U.S.  Government agency-backed  collateralized
mortgage obligations ("CMOs"). The Fund also may invest
in  high-grade  CMOs issued by private-entities  (e.g.,
rated A or above by either Moody's or S&P).  Some types
of   CMOs,   such  as  interest-only  classes  ("IOs"),
principal-only  classes ("POs"), inverse  floaters  and
accrual  bonds, can be highly volatile in  response  to
changing interest rates. The Fund will not invest  more
than 5% of its net assets in any one of these types  of
securities   or  more  than  10%  of  its  net   assets
collectively in IOs, POs, inverse floaters and accrual bonds.

The Fund also may invest in zero coupon obligations issued by either the U.S. Government and its agencies, or by private entities. Because these obligations do not pay interest currently, their prices can be highly volatile as interest rates rise and fall.

The Fund also may invest in high-grade asset-backed and
commercial mortgage-backed securities issued by private
entities  (e.g., rated A or above by either Moody's  or
S&P).   In  addition, the Fund may invest a portion  of
its assets in a combination of other high-grade non-convertible debt securities and U.S. bank obligations, bonds issued or guaranteed by the Canadian government or its agencies, high-grade commercial paper (e.g., rated Prime-1 by Moody's or A-1 by S&P), and in cash or other high-quality, short-term debt securities.

To  generate  additional  income,  the  Fund  may  lend
securities representing up to one-third of the value of
its   total   assets   to  broker-dealers   and   other
institutions.
U.S.  Government Securities  Fund               [Fortis
Logo]
A portfolio of Fortis Income Portfolios, Inc.
July 1, 2000

Supplement to Fortis Bond Funds Statement of Additional
Information dated December 1, 1999

-    The  following  replaces the information  provided
     under   the   heading  "Investment   Policies-U.S.
     Government Securities Fund" on page 1.

     The  Fund  will invest at least 65% of  its  total
assets  in  securities issued, guaranteed,  insured  or
collateralized by the U.S. Government, its agencies  or
instrumentalities (whether or not backed  by  the  full
faith  and  credit of the U.S. Government).  Securities
issued  or  guaranteed as to principal and interest  by
the  U.S.  Government include a variety of  securities,
which  differ in their interest rates, maturities,  and
dates  of issuance and include U.S. Treasury inflation-
protection   securities.   In  addition   to   Treasury
obligations, the Fund may invest in the following  such
securities: (1) obligations of U.S. government agencies
and  instrumentalities which are secured  by  the  full
faith  and  credit  of  the  U.S.  Treasury,  such   as
Government  National Mortgage Association  pass-through
certificates; (2) obligations which are secured by  the
right  of the issuer to borrow from the Treasury,  such
as  securities issued by the Federal Financing Bank  or
the United States Postal Service; (3) obligations which
are supported by the credit of the government agency or
instrumentality  itself,  such  as  securities  of  the
Federal Home Loan Bank or the Federal National Mortgage
Association;    and    (4)   collateralized    mortgage
obligations   ("CMOs")  and  multi-class   pass-through
securities.  The  Fund will invest in  these  types  of
securities which are not backed by the full  faith  and
credit  of  the U.S. Treasury when, in the  opinion  of
Advisers,   the  credit  risk  with  respect   to   the
instrumentality or agency issuing such securities does not make the securities unsuitable investments for the Fund.

     Up to 35% of the Fund's total assets may consist of:

1. Marketable non-convertible debt securities which are rated at the time of purchase within the three highest grades assigned by Moody's (Aaa, Aa, or A) or S&P (AAA, AA or A), or comparably rated by another nationally recognized rating agency. See Appendix B for a discussion of S&P and Moody's ratings;

2. Marketable securities (payable in U.S. dollars) of, or guaranteed by, the government of Canada or a province of Canada or any instrumentality or political subdivision thereof (such securities not to exceed 25% of the Fund's total assets);

3. Obligations of, or guaranteed by, U.S. banks, which obligations, although not rated as a matter of policy by either Moody's or S&P, are considered by Advisers to have investment quality comparable to securities which may be purchased under item (1) above
  (such securities not to exceed 25% of the Fund's total assets);

4. Commercial paper obligations rated Prime-1 by Moody's or A-1 by S&P, or comparably rated by another nationally recognized rating agency; and

5. Cash, other non-securities assets such as accrued interest, receivables from securities sold, prepaid expenses, as well as other high-quality short-term interest bearing debt securities not discussed above.